                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:  December 31, 2000



Check here if Amendment                      [X]  Amendment Number :    1
                                                                    ------------
This Amendment (Check only one.):            [X]  is a restatement
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           -------------------------------------
Address:   650 Madison Avenue
           -------------------------------------
           New York, NY 10022
           -------------------------------------

Form 13F File Number:    28-06341
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           ------------------------------------------
Title:     Managing Member of the General Partner
           ------------------------------------------
Phone:     212-610-9060
           ------------------------------------------

Signature, Place, and Date of Signing:

     /s/ SCOTT A. BOMMER             New York, NY          February 14, 2002
------------------------------     ------------------    -----------------------
        (Signature)                  (City, State)               (Date)

Report Type (Check only one.):


      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

           I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                             ------------------------
Form 13F Information Table Entry Total:                  52
                                             ------------------------
Form 13F Information Table Value Total:              37,107,989
                                             ------------------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.                            Form 13F File Number                                            Name
--------------             ---------------------------------------             ----------------------------------------------------
      1                                    28-6339                                           SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------


AMAZON.COM, INC FEB 20
  PUTS                    COMMON STOCK   023135956      65         100  SH  PUT    DEFINED       1           100   0      0

AMAZON.COM, INC JAN 20
  PUTS                    COMMON STOCK   023135957      53         100  SH  PUT    DEFINED       1           100   0      0

AT&T CANADA               ADR            00207Q202   2,919     100,000  SH         DEFINED       1       100,000   0      0

CIDCO, INC                COMMON STOCK   171768104     300     200,000  SH         DEFINED       1       200,000   0      0

CINTAS CORP FEB 50 CALLS  COMMON STOCK   172908905      77         155  SH  CALL   DEFINED       1           155   0      0

CINTAS CORP JAN 50 PUTS   COMMON STOCK   172908955       9         100  SH  PUT    DEFINED       1           100   0      0

COMPUTER SCIENCE, CORP.
  MAR. 60 PUTS            COMMON STOCK   205363954      91         160  SH  PUT    DEFINED       1           160   0      0

COST PLUS, INC. JAN 30
  CALLS                   COMMON STOCK   221485905      56         220  SH  CALL   DEFINED       1           220   0      0

DELUXE CORP               COMMON STOCK   248019901  16,698     660,800  SH         DEFINED       1       660,800   0      0

DOLLAR GENERAL CORP JAN
  17.5 CALLS              COMMON STOCK   256669902      89         550  SH  CALL   DEFINED       1           550   0      0

DOLLAR GENERAL CORP JAN
  17.5 PUTS               COMMON STOCK   256669952      10         190  SH  PUT    DEFINED       1           190   0      0

FASTENAL COMPANY JAN 55
  PUTS                    COMMON STOCK   311900954      48         170  SH  PUT    DEFINED       1           170   0      0

GENERAL ELECTRIC CO.
  MAR 55 PUTS             COMMON STOCK   369604953     197         250  SH  PUT    DEFINED       1           250   0      0

GUCCI GROUP JAN 85 CALLS  COMMON STOCK   401566904      97         165  SH  CALL   DEFINED       1           165   0      0

HOME DEPOT, INC. JAN 45
  CALLS                   COMMON STOCK   437076902     282       1,050  SH  CALL   DEFINED       1         1,050   0      0

HOME DEPOT, INC. JAN 40
  PUTS                    COMMON STOCK   437076952      33         500  SH  PUT    DEFINED       1           500   0      0

HOME DEPOT, INC. JAN 45
  PUTS                    COMMON STOCK   437076952      19         100  SH  PUT    DEFINED       1           100   0      0

HOME DEPOT, INC. JAN 50
  PUTS                    COMMON STOCK   437076952     195         400  SH  PUT    DEFINED       1           400   0      0

INGRAM MICRO, INC. JAN
  12.5 CALLS              COMMON STOCK   457153904       9         120  SH  CALL   DEFINED       1           120   0      0

INGRAM MICRO, INC. JAN
  12.5 PUTS               COMMON STOCK   457153954      98         500  SH  PUT    DEFINED       1           500   0      0

KOHLS CORP JAN 50 PUTS    COMMON STOCK   500255954       9         100  SH  PUT    DEFINED       1           100   0      0

KOHLS CORP JAN 60 PUTS    COMMON STOCK   500255954      30         100  SH  PUT    DEFINED       1           100   0      0

LOWES COMPANIES, INC.     COMMON STOCK   548661107   2,581      58,000  SH         DEFINED       1        58,000   0      0

MENS WAREHOUSE JAN
  22.5 PUTS               COMMON STOCK   587118950       3         200  SH  PUT    DEFINED       1           200   0      0

METHODE ELECTRONICS       COMMON STOCK   591520200   1,674      73,000  SH         DEFINED       1        73,000   0      0

OFFICE DEPOT, INC.        COMMON STOCK   676220106   8,550   1,200,000  SH         DEFINED       1     1,200,000   0      0

ODP JAN 5 PUTS            COMMON STOCK   676220956      22       1,180  SH  PUT    DEFINED       1         1,180   0      0

OMNICOM GROUP JAN 90
  PUTS                    COMMON STOCK   681919956      86         100  SH  PUT    DEFINED       1           100   0      0

PALM INC                  COMMON STOCK   696642107   2,454      86,669  SH         DEFINED       1        86,669   0      0

PFSWEB                    COMMON STOCK   717098107     275     367,000  SH         DEFINED       1       367,000   0      0

ROBERT HALF INTERNATIONAL,
  INC JAN 30 CALLS        COMMON STOCK   717098107       8         150  SH  CALL   DEFINED       1           150   0      0

SILICON VALLEY BANCSHARES
  FEB 22.5 PUTS           COMMON STOCK   827064956       5         100  SH  PUT    DEFINED       1           100   0      0

SILICON VALLEY BANCSHARES
  FEB 25 PUTS             COMMON STOCK   827064956       9         100  SH  PUT    DEFINED       1           100   0      0

SILICON VALLEY BANCSHARES
  JAN 35 PUTS             COMMON STOCK   827064956      31         100  SH  PUT    DEFINED       1           100   0      0

STANLEY WORKS JAN 30
  CALLS                   COMMON STOCK   854616909     113         500  SH  CALL   DEFINED       1           500   0      0

STANLEY WORKS APR 30
  PUTS                    COMMON STOCK   854616959      38         200  SH  PUT    DEFINED       1           200   0      0

STANLEY WORKS JAN 25
  PUTS                    COMMON STOCK   854616959       6         250  SH  PUT    DEFINED       1           250   0      0

STRATOS MAR 65- PUTS      COMMON STOCK   863100953   5,447       1,106  SH  PUT    DEFINED       1         1,106   0      0

TECH DATA CORP JAN 25
  PUTS                    COMMON STOCK   878237956      23         200  SH  PUT    DEFINED       1           200   0      0

TECH DATA CORP JAN 30
  PUTS                    COMMON STOCK   878237956      38         100  SH  PUT    DEFINED       1           100   0      0

TIFFANY & CO JAN 30 CALLS COMMON STOCK   886547908     109         300  SH  CALL   DEFINED       1           300   0      0

TIFFANY & CO JAN 35 CALLS COMMON STOCK   886547908      28         200  SH  CALL   DEFINED       1           200   0      0

TIFFANY & CO JAN 30 PUTS  COMMON STOCK   886547958      21         100  SH  PUT    DEFINED       1           100   0      0

TIFFANY & CO JAN 35 PUTS  COMMON STOCK   886547958      94         200  SH  PUT    DEFINED       1           200   0      0

TOYS R US, INC JAN 15
  PUTS                    COMMON STOCK   892335950      15         400  SH  PUT    DEFINED       1           400   0      0

TOYS R US, INC JAN 17.5
  PUTS                    COMMON STOCK   892335950      90         600  SH  PUT    DEFINED       1           600   0      0

WILLIAMS SONOMA FEB 20
  CALLS                   COMMON STOCK   969904901      54         200  SH  CALL   DEFINED       1           200   0      0

WILLIAMS SONOMA JAN 17.5
  CALLS                   COMMON STOCK   969904901     102         320  SH  CALL   DEFINED       1           320   0      0

WILLIAMS SONOMA FEB 20
  PUTS                    COMMON STOCK   969904951      88         345  SH  PUT    DEFINED       1           345   0      0

WILLIAMS SONOMA FEB 22.5
  PUTS                    COMMON STOCK   969904951      99         240  SH  PUT    DEFINED       1           240   0      0

YAHOO, INC JAN 40 PUTS    COMMON STOCK   984332956     328         300  SH  PUT    DEFINED       1           300   0      0

ZALE CORPORATION          COMMON STOCK   988858106   6,647     228,700  SH         DEFINED       1       228,700   0      0

PSINET, INC.              COMMON STOCK   74437C101     159     221,396  SH         DEFINED       1       221,396   0      0

SCIENT CORP               COMMON STOCK   80864H109     345     106,200  SH         DEFINED       1       106,200   0      0

SUNRISE ASSISTED LIVING,
  INC. APR 25 PUTS        COMMON STOCK   86768K956      42         135  SH  PUT    DEFINED       1           135   0      0

VIANT CORPORATION         COMMON STOCK   92553N107   8,125   2,047,200  SH         DEFINED       1     2,047,200   0      0

VIANT MAY 10 CALLS        COMMON STOCK   92553N907       9       2,900  SH  CALL   DEFINED       1         2,900   0      0

VIANT MAY 7.5 CALLS       COMMON STOCK   92553N907      58       3,100  SH  CALL   DEFINED       1         3,100   0      0


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.